Discontined Operation (Details) - Schedule of consolidated statements of operations - HC High Summit Limited (“HC High HK”) [Member]	6 Months Ended
Jun. 30, 2020 USD ($)
Condensed Income Statements, Captions [Line Items]
Revenues	$ 14,051
Cost of revenues	323,608
Gross loss	(309,557)
Operating expenses	175,961
Other expense	66,927
Loss before income taxes	(552,445)
Income taxes
Net loss from discontinued operations	$ (552,445)